GMG Defensive Beta Fund

a Series of Northern Lights Fund Trust

MPDAX

Supplement dated October 4, 2011

to the Prospectus dated December 1, 2010.

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The Fund's Board of Trustees has approved a change to the Fund as described below, to be effective on or about December 1, 2011.

The Fund's current investment objective is to provide long-term capital appreciation.  The Fund's new investment objective will be to provide long-term capital appreciation with less volatility than broader equity markets.

On or about December 1, 2011, shareholders will receive a revised and updated prospectus that will describe this change, as well as related risks, in greater detail.

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This Supplement, and the Prospectus and Statement of Additional Information, both dated December 1, 2010, and the Supplements to the Prospectus dated July 18, 2011 and August 18, 2011, each provide information that you should know before investing in the Fund and should be retained for future reference.  The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All these documents are available upon request and without charge by calling Shareholder Services at 1-877-464-3111.

Please retain this Supplement for future reference.